Short-term Investments (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Loan note receivables due from financial institutions USD ($)	Dec. 31, 2013 Loan note receivables due from financial institutions EUR (€)	Dec. 31, 2012 Loan note receivables due from financial institutions USD ($)	Dec. 31, 2012 Loan note receivables due from financial institutions EUR (€)	Dec. 31, 2013 Investment maturing 2014 EUR (€)	Dec. 31, 2013 Investment maturing 2015 EUR (€)	Dec. 31, 2013 Term deposits USD ($)	Dec. 31, 2013 Term deposits EUR (€)	Dec. 31, 2012 Term deposits USD ($)	Dec. 31, 2012 Term deposits EUR (€)
Investment [Line Items]
Short-term investments	$ 49,923,000	$ 90,451,000		$ 41,400,000	€ 30,000,000	$ 82,500,000	€ 62,500,000	€ 15,000,000	€ 15,000,000	$ 8,500,000	€ 6,200,000	$ 8,000,000	€ 6,100,000
Sales of short-term investments	63,146,000	5,999,000	242,630,000
Realized gains or losses	$ 0	$ 0